Key Management Personnel Disclosures - Summary of Number of Shares Held in Company (Detail)		12 Months Ended
		Jun. 30, 2022 shares		Jun. 30, 2021 shares	Jun. 30, 2020 shares
Changes In Number Of Shares Outstanding [line items]
Balance at start of the fiscal year		0		2,700,291	2,150,581
Balance at end of the end fiscal year Number		3,284,126		0	2,700,291
American Depository Receipts [member]
Changes In Number Of Shares Outstanding [line items]
Balance at start of the fiscal year		45		45	45
Received during the fiscal year on the exercise of performance rights					0
Received during the fiscal year on the exercise of options					0
Other changes during the fiscal year					0
Balance at end of the end fiscal year Number		45		45	45
Ordinary Shares [member]
Changes In Number Of Shares Outstanding [line items]
Balance at start of the fiscal year		22,917,519		19,907,228	14,505,775
Received during the fiscal year on the exercise of performance rights		2,700,000		3,650,291	4,616,958
Received during the fiscal year on the exercise of options		0		0	0
Other changes during the fiscal year		309,516	[1]	(640,000)	784,495
Balance at end of the end fiscal year Number		25,927,035		22,917,519	19,907,228
Dr Russell Howard [member] | Ordinary Shares [member]
Changes In Number Of Shares Outstanding [line items]
Balance at start of the fiscal year		750,000		500,000	250,000
Received during the fiscal year on the exercise of performance rights		250,000		250,000	250,000
Received during the fiscal year on the exercise of options		0		0	0
Other changes during the fiscal year		0	[1]	0	0
Balance at end of the end fiscal year Number		1,000,000		750,000	500,000
Mr Pete Meyers [member] | Ordinary Shares [member]
Changes In Number Of Shares Outstanding [line items]
Balance at start of the fiscal year		1,774,395		1,500,758	1,227,121
Received during the fiscal year on the exercise of performance rights		500,000		273,637	273,637
Received during the fiscal year on the exercise of options		0		0	0
Other changes during the fiscal year		0	[1]	0	0
Balance at end of the end fiscal year Number		2,274,395		1,774,395	1,500,758
Mr Marc Voigt [member] | American Depository Receipts [member]
Changes In Number Of Shares Outstanding [line items]
Balance at start of the fiscal year		45		45	45
Received during the fiscal year on the exercise of performance rights					0
Received during the fiscal year on the exercise of options					0
Other changes during the fiscal year					0
Balance at end of the end fiscal year Number		45		45	45
Mr Marc Voigt [member] | Ordinary Shares [member]
Changes In Number Of Shares Outstanding [line items]
Balance at start of the fiscal year		8,847,445		7,647,445	5,827,196
Received during the fiscal year on the exercise of performance rights		0		1,200,000	1,666,667
Received during the fiscal year on the exercise of options		0		0	0
Other changes during the fiscal year		0	[1]	0	153,582
Balance at end of the end fiscal year Number		8,847,445		8,847,445	7,647,445
Mr Grant Chamberlain [member] | Ordinary Shares [member]
Changes In Number Of Shares Outstanding [line items]
Balance at start of the fiscal year		1,728,023		1,301,369	473,931
Received during the fiscal year on the exercise of performance rights		450,000		426,654	426,653
Received during the fiscal year on the exercise of options		0		0	0
Other changes during the fiscal year		(2,178,023)	[1],[2]	0	400,785
Balance at end of the end fiscal year Number		0		1,728,023	1,301,369
Ms Deanne Miller [member] | Ordinary Shares [member]
Changes In Number Of Shares Outstanding [line items]
Balance at start of the fiscal year		2,963,892		3,003,892	2,314,421
Received during the fiscal year on the exercise of performance rights		600,000		600,000	833,334
Received during the fiscal year on the exercise of options		0		0	0
Other changes during the fiscal year		(796,587)	[1]	(640,000)	(143,863)
Balance at end of the end fiscal year Number		2,767,305		2,963,892	3,003,892
Dr Frederic Triebel [member] | Ordinary Shares [member]
Changes In Number Of Shares Outstanding [line items]
Balance at start of the fiscal year		6,853,764		5,953,764	4,413,106
Received during the fiscal year on the exercise of performance rights		900,000		900,000	1,166,667
Received during the fiscal year on the exercise of options		0		0	0
Other changes during the fiscal year		0	[1]	0	373,991
Balance at end of the end fiscal year Number		7,753,764		6,853,764	5,953,764
Ms Lucy Turnbull A O [member] | Ordinary Shares [member]
Changes In Number Of Shares Outstanding [line items]
Received during the fiscal year on the exercise of performance rights		0
Received during the fiscal year on the exercise of options		0
Other changes during the fiscal year	[1],[3]	3,284,126

[1]	Other changes during the year includes on market acquisitions and/or disposals
[2]	This change during the year represents derecognition due to the cessation of the director’s position
[3]	This change during the year represents Ms Lucy Turnbull’s shareholding before she became director on February 25, 2022. The shareholding includes 2,981,626 shares held directly and 302,500 shares held indirectly.